Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
30-Jun-2014
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
12
15-Jul-2014 Distribution Date
30-Jun-2014 1-Jun-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
11-Jul-2014
Record Date 14-Jul-2014
30
29 15-Jul-2014 16-Jun-2014
15-Jul-2014 15-Jun-2014
Summary
Balance
Beginning Ending Principal
Payment
Principal per $1000
Face Amount
Initial Note
Factor Balance Balance
0.00 0.00 0.00 Class A-1 Notes 0.000000 278,900,000.00 0.000000
197,631,798.06 28,181,895.84 169,449,902.22 Class A-2 Notes 92.218246 305,600,000.00 0.554483
275,500,000.00 0.00 275,500,000.00 Class A-3 Notes 0.000000 275,500,000.00 1.000000
115,000,000.00 0.00 115,000,000.00 Class A-4 Notes 0.000000 115,000,000.00 1.000000
588,131,798.06
559,949,902.22
28,181,895.84
Total Note Balance
975,000,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
22,404,098.53
24,998,755.45
613,130,553.51
24,998,755.45
Pool Balance
636,616,310.12
607,352,756.20
1,038,796,554.03
999,950,218.09
38,846,335.94 23,485,756.61
584,948,657.67
24,950,218.09
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount Percentage
24,998,755.45
2.50%
2.50%
24,950,218.09 2.50%
24,998,755.45
Interest Payment
Interest per Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount Interest Rate $1000 Face Amount
Class A-1 Notes 0.220000% 0.00 0.000000 0.00 0.000000
Class A-2 Notes 0.500000% 82,346.58 0.269459 28,264,242.42 92.487704
Class A-3 Notes 0.780000% 179,075.00 0.650000 179,075.00 0.650000
Class A-4 Notes 1.130000% 108,291.67 0.941667 108,291.67 0.941667
$28,551,609.09
Total
$369,713.25

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
30-Jun-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
30,715,309.37
Recoveries
0.00
29,062,992.67
30,715,309.37
436.81
133,165.79
1,517,740.74
973.36
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer 0.00
530,513.59
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
369,713.25
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
28,181,895.84
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
(9) Excess Collections to Certificateholders 1,633,186.69
Total Distribution
30,715,309.37
Distributions
Available Funds
Distribution Detail
Paid Shortfall Due
0.00 530,513.59 530,513.59
Total Servicing Fee
Total Trustee Fee
0.00 0.00 0.00
369,713.25 369,713.25 0.00 Monthly Interest Distributable Amount
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 82,346.58 0.00 82,346.58
thereof on Class A-3 Notes 179,075.00 0.00 179,075.00
thereof on Class A-4 Notes 108,291.67 0.00 108,291.67
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
369,713.25 369,713.25 0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 28,181,895.84 0.00 28,181,895.84
Aggregate Principal Distributable Amount 28,181,895.84 28,181,895.84 0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
30-Jun-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,499,875.55
0.00
0.00
2,499,875.55
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account 891.16
82.20
82.20
82.20
973.36
2,499,875.55
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
30-Jun-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
1,773,855.77
1,038,796,554.03
31-60 Days Delinquent
2,305,033.71
201,335.13
85
21
11
0.38%
0.11%
0.03%
2.79%
40.37
23.06
643,611.76
Current
68,846.02
99.48%
Cutoff Date Pool Balance
Amount Number of Receivables
Pool Balance beginning of Collection Period 636,616,310.12
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
10,987,499.64
0.00
200,561.25
607,352,756.20 28,361
29,253
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date Current
Amount Number of Receivables Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
607,352,756.20 28,361 100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
200,561.25
450.59
131,264.64
0.171%
37,777
604,202,775.60 28,244
18,075,493.03
2.85%
50.26
Pool Factor 58.47%
12.41